Exhibit 99.1

World Omni Auto Receivables Trust 2023-B

Monthly Servicer Certificate

February 28, 2026

Dates Covered
Collections Period	02/01/26 - 02/28/26
Interest Accrual Period	02/17/26 - 03/15/26
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/26	250,256,085.20	16,816
Yield Supplement Overcollateralization Amount 01/31/26	13,515,705.57	0
Receivables Balance 01/31/26	263,771,790.77	16,816
Principal Payments	12,556,300.00	368
Defaulted Receivables	589,803.84	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/26	12,504,624.95	0
Pool Balance at 02/28/26	238,121,061.98	16,425

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.55%
Prepayment ABS Speed	1.13%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	5,281,156.27	238
Past Due 61-90 days	2,225,768.32	100
Past Due 91-120 days	278,067.68	15
Past Due 121+ days	0.00	0
Total	7,784,992.27	353

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.11%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.00%
Delinquency Trigger Occurred	NO

Recoveries	423,274.59
Aggregate Net Losses/(Gains) - February 2026	166,529.25
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.76%
Prior Net Losses/(Gains) Ratio	-0.07%
Second Prior Net Losses/(Gains) Ratio	0.68%
Third Prior Net Losses/(Gains) Ratio	0.60%
Four Month Average	0.49%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.67%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	5.93%
Weighted Average Contract Rate, Yield Adjusted	10.13%
Weighted Average Remaining Term	31.51

Flow of Funds	$ Amount
Collections	14,199,242.97
Investment Earnings on Cash Accounts	8,592.09
Servicing Fee	(219,809.83)
Transfer to Collection Account	-
Available Funds	13,988,025.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	770,146.10
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	6,902,783.56
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	887,653.16

Total Distributions of Available Funds	13,988,025.23

Servicing Fee	219,809.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 02/17/26	245,023,845.54
Principal Paid	12,135,023.22
Note Balance @ 03/16/26	232,888,822.32

Class A-1
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2a
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2b
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-3
Note Balance @ 02/17/26	98,393,845.54
Principal Paid	12,135,023.22
Note Balance @ 03/16/26	86,258,822.32
Note Factor @ 03/16/26	29.0238299%

Class A-4
Note Balance @ 02/17/26	99,500,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	99,500,000.00
Note Factor @ 03/16/26	100.0000000%

Class B
Note Balance @ 02/17/26	31,390,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	31,390,000.00
Note Factor @ 03/16/26	100.0000000%

Class C
Note Balance @ 02/17/26	15,740,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	15,740,000.00
Note Factor @ 03/16/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	965,348.85
Total Principal Paid	12,135,023.22
Total Paid	13,100,372.07

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.65819%
Coupon	4.36819%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	382,096.10
Principal Paid	12,135,023.22
Total Paid to A-3 Holders	12,517,119.32

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9248142
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6254785
Total Distribution Amount	12.5502927

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.2856531
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.8311683
Total A-3 Distribution Amount	42.1168214

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	568.83
Noteholders' Principal Distributable Amount	431.17

Account Balances	$ Amount
Reserve Account
Balance as of 02/17/26	2,616,119.83
Investment Earnings	7,024.27
Investment Earnings Paid	(7,024.27)
Deposit/(Withdrawal)	-
Balance as of 03/16/26	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,494,247.23	$1,915,954.00	$2,286,303.03
Number of Extensions	69	95	107
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.69%	0.78%